SCHEDULE OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
DECD loan, net of issuance costs	$ 1,563	$ 1,596	$ 2,718
Less: Current portion, net of issuance costs	(229)	(166)	(403)
Total long-term debt, net of issuance costs	$ 1,334	$ 1,430	$ 2,315